GOODWILL AND INTANGIBLE ASSETS:	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS:
GOODWILL AND INTANGIBLE ASSETS:

NOTE 13—GOODWILL AND INTANGIBLE ASSETS:

All of the Company’s intangible indefinite-lived assets are trademarks.

The changes in the carrying amount of trademarks for 2011 and 2010 were as follows:

	2011	2010
Original cost	$193,767	$193,767
Accumulated impairment losses as of January 1	(18,743)	(18,743)
Balance at January 1	$175,024	$175,024
Current year impairment losses	—	—
Balance at December 31	$175,024	$175,024
Accumulated impairment losses as of December 31	$(18,743)	$(18,743)

As of December 31, 2009, management ascertained certain trademarks were impaired, and recorded a pre-tax charge of $14,000. The principal driver of this impairment charge was an increase in the discount rate required by market participants. The fair value of indefinite-lived intangible assets was primarily assessed using the present value of estimated future cash flows.

The Company has no accumulated impairment losses of goodwill.